INVESTMENTS IN AFFILIATED COMPANIES	12 Months Ended
Dec. 31, 2011
INVESTMENTS IN AFFILIATED COMPANIES [Abstract]
INVESTMENTS IN AFFILIATED COMPANIES
NOTE 7:-	INVESTMENTS IN AFFILIATED COMPANIES

	December 31,
	2011	2010

Investment in QRay Ltd. ("QRay") (1)	$200	$200
Investment in a existing customer (2)	-	7,769

	$200	$7,969

(1)	The Company invested $ 1,050 in QRay in consideration of 9% of QRay's share capital.

During 2010, the Company wrote down the carrying amount of the investment in QRay from $ 1,050 to its fair value of $ 200. The fair value of the investment in QRay was calculated by a third party appraisal using various valuation techniques and significant unobservable inputs (Level 3). The impairment charges are included in "other income, net" in operating expenses in the Statements of Operations. The Company determined that the estimated fair value of QRay of as of December 31, 2011 is not less than its carrying value.

(2)
On November 22, 2010, the Company entered into an exclusive supply agreement ("the agreement") with an existing customer of the Company ("the customer"). In connection with such agreement, the Company invested $ 9,169 in exchange for preferred units which constitute an immaterial percentage of the customer's equity. The Company recorded the fair value of the preferred units received as part of the investments in affiliated companies and the fair value of the exclusive supply right in the amount of $ 1,400 was recorded as part of the intangible assets (see also Note 9) based on its fair value as was calculated by a third party appraisal.

On October 5, 2011, the Company invested in this customer an additional $ 3,200 in exchange for additional preferred units. In December 2011, this customer filed for bankruptcy under protection of Chapter 11 of the U.S. Bankruptcy Code from which it emerged at the end of January 2012. The Company expects to continue doing business under a new exclusive supply agreement concluded with this customer under its new ownership. During 2011, the Company wrote off $ 9,387 and $ 123, reflecting losses related to the Company's investment in this customer and the original exclusive supply agreement, respectively (see also Note 4). Impairment charges were recorded in the Company's statements of operations under "other expenses (income), net".